Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The condensed consolidated financial statements include the accounts of the Company and its controlled subsidiaries.

On July 21, 2023, AEON completed the Merger with Old AEON, with Old AEON surviving the merger as a wholly-owned subsidiary of the Company, the accounting acquirer. The transaction was accounted for as a forward merger asset acquisition.

Unless the context otherwise requires, the “Company,” for periods prior to the Closing, refers to Old AEON, AEON Biopharma Sub, Inc. (“Predecessor”), and for the periods after the Closing, refers to AEON Biopharma, Inc., including AEON Biopharma Sub, Inc. (“Successor”). As a result of the Merger, the results of operations, financial position and cash flows of the Predecessor and Successor are not directly comparable. AEON Biopharma Sub, Inc. was deemed to be the predecessor entity. Accordingly, the historical financial statements of AEON Biopharma Sub, Inc. became the historical financial statements of the combined Company, upon the consummation of the Merger. As a result, the financial statements included in this report reflect (i) the historical operating results of AEON Biopharma Sub, Inc. prior to the Merger and (ii) the combined results of the Company, including AEON Biopharma Sub, Inc., following the Closing. The accompanying financial statements include a Predecessor period, which includes the period through July 21, 2023 concurrent with the Merger, and a Successor period from July 22, 2023 through September 30, 2023. A black line between the Successor and Predecessor periods has been placed in the condensed consolidated financial statements and in the tables to the notes to the condensed consolidated financial statements to highlight the lack of comparability between these two periods.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its controlled subsidiaries.

Prior to September 30, 2020, the Company’s consolidated results included the results of the Company’s wholly-owned affiliate, Alphaeon Credit. See Note 3, “Contribution and Distribution of Affiliated Companies” for more information.

All intercompany transactions and balances have been eliminated from the consolidated financial statements.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying interim condensed consolidated balance sheets as of September 30, 2023 (Successor), the condensed consolidated statements of operations and comprehensive loss and convertible preferred stock and stockholders’ deficit for the periods from July 1, 2023 to July 21, 2023 (Predecessor), July 22, 2023 to September 30, 2023 (Successor), January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) and the three and nine months ended September 30, 2022 (Predecessor), and the condensed consolidated statements of cash flows for the periods from January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) and the nine months ended September 30, 2022 and the related note disclosures are unaudited. The balance sheet information as of December 31, 2022 (Predecessor) is derived from the Predecessor’s audited financial statements. These unaudited interim financial statements have been prepared in accordance with U.S. GAAP and, in management’s opinion, on a basis consistent with the audited financial statements and reflect all adjustments which only include normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of September 30, 2023 (Successor) and its results of operations and comprehensive loss and cash flows for the periods from July 1, 2023 to July 21, 2023 (Predecessor), July 22, 2023 to September 30, 2023 (Successor), January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) and the three and nine months ended September 30, 2022 (Predecessor). The results for the periods from July 1, 2023 to July 21, 2023 (Predecessor), July 22, 2023 to September 30, 2023 (Successor), January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or any other interim period.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes. The Company’s most significant estimates relate to the research and development accruals, valuation of common stock and related stock-

based compensation, and the fair values of the contingent consideration, forward purchase agreements, in-process research and development, warrant liabilities, convertible notes, among others. Although the Company bases estimates on historical experience, knowledge of current events and actions it may undertake in the future, and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments over the carrying values of assets and liabilities, this process may result in actual results differing materially from those estimated amounts used in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes. The Company’s most significant estimates relate to the valuation of common stock and related stock-based compensation, the fair values of financial instruments and convertible notes, among others. Although the Company bases estimates on historical experience, knowledge of current events and actions it may undertake in the future, and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments over the carrying values of assets and liabilities, this process may result in actual results differing materially from those estimated amounts used in the preparation of the financial statements.

In December 2019, a novel strain of coronavirus, which causes COVID-19, was identified. Due to the rapid and global spread of the virus, on March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic. To slow the proliferation of COVID-19, governments implemented extraordinary measures, which included the mandatory closure of businesses, restrictions on travel and gatherings, and quarantine and physical distancing requirements. Due to the COVID-19 pandemic, there has been uncertainty and disruption in the global economy and financial markets. There were no significant estimates contained in the preparation of the Company’s consolidated financial statements or impacts to the Company’s consolidated financial statements for the year ended December 31, 2022 and 2021 that were a result of the COVID-19 pandemic.

Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company provides segment financial information and results for its segments based on the segregation of revenues and expenses that its chief operating decision makers review for purposes of allocating resources and evaluating its financial performance.

As of September 30, 2023 and December 31, 2022, the Company operates and manages its business as one operating and reportable segment.

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company provides segment financial information and results for its segments based on the segregation of revenues and expenses that its chief operating decision makers review for purposes of allocating resources and evaluating its financial performance.

As of December 31, 2022 and 2021, the Company operates and manages its business as one operating and reportable segment.

Risk and Uncertainties

Risk and Uncertainties

The Company is subject to risks common to early-stage companies in the pharmaceutical industry including, but not limited to, dependency on the clinical and commercial success of its current and any future product candidates, ability to obtain regulatory approval of its current and any future product candidates, the need for substantial additional financing to achieve its goals, uncertainty of broad adoption of its approved products, if any, by physicians and patients and significant competition.

The Company relies on Daewoong Pharmaceutical Co., Ltd. (“Daewoong”), a South Korean pharmaceutical manufacturer, as an exclusive and sole supplier to manufacture the Company’s source material for product candidates. Any termination or loss of significant rights, including exclusivity, under the Company’s license and supply agreement with Daewoong (the “Daewoong Agreement”) would materially and adversely affect the Company’s commercialization of its products. See Note 7, “Commitments and Contingencies” for a discussion of the Daewoong Agreement.

Risk and Uncertainties

The Company is subject to risks common to early-stage companies in the pharmaceutical industry including, but not limited to, dependency on the clinical and commercial success of its current and any future product candidates, ability to obtain regulatory approval of its current and any future product candidates, the need for substantial additional financing to achieve its goals, uncertainty of broad adoption of its approved products, if any, by physicians and patients and significant competition.

The Company relies on Daewoong Pharmaceuticals Co., Ltd. (“Daewoong”), a South Korean pharmaceutical manufacturer, as an exclusive and sole supplier to manufacture the Company’s source material for product candidates. Any termination or loss of significant rights, including exclusivity, under the Company’s license and supply agreement with Daewoong (the “Daewoong Agreement”) would materially and adversely affect the Company’s commercialization of its products. See Note 7, “Commitments and Contingencies” for a discussion of the Daewoong Agreement.

Any ongoing direct or indirect impact of COVID-19 on the Company’s business, results of operations and financial condition, including clinical trials delays and costs, will depend on future developments that are highly uncertain, including any new outbreaks of COVID-19 and the actions taken to contain them, as well as the economic impact on local, regional, national and international markets.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation and amortization. The cost of property and equipment is depreciated over the estimated useful lives of the respective assets. The Company’s furniture and fixtures are depreciated on a straight-line basis over a period of seven years. Equipment is depreciated over a useful life of five years. Leasehold improvements are amortized over the lesser of the estimated useful life of the asset or the related lease term. Property and equipment, net, as of December 31, 2022 and September 30, 2023 (unaudited) are as follows (in thousands):

	Successor	Predecessor
	September 30,	December 31,
	2023	2022
Furniture and fixtures	$199	$199
Equipment	237	237
Leasehold improvements	66	66
Property and equipment	502	502
Accumulated depreciation	(146)	(71)
Property and equipment, net	$356	$431

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation and amortization. The cost of property and equipment is depreciated over the estimated useful lives of the respective assets. The Company’s furniture and fixtures are depreciated on a straight-line basis over a period of seven years. Equipment is depreciated over a useful life of three years. Leasehold improvements are amortized over the lesser of the estimated useful life of the asset or the related lease term. Property and equipment, net, as of December 31, 2022 and 2021 are as follows (in thousands):

	December 31,
	2022	2021
Furniture and fixtures	$199	$130
Equipment	237	—
Leasehold improvements	66	66
Property and equipment	502	196
Accumulated depreciation	(71)	(3)
Property and equipment, net	$431	$193

Other Accrued Expenses

Other Accrued Expenses

Other accrued expenses were as follows (in thousands):

	September 30,	December 31,
	2023	2022
	Successor	Predecessor
Legal expenses	$1,873	$—
Operating lease liability - short term portion	296	257
Daewoong vial usage	91	202
Remaining other accrued expenses	675	281
Total other accrued expenses	$2,934	$740

Convertible Promissory Notes (Predecessor)

Convertible Notes (Predecessor)

The Company elected to account for its Predecessor convertible promissory notes at fair value at inception and at each subsequent reporting date. Subsequent changes in fair value were recorded as a component of non-operating loss in the condensed consolidated statements of operations and comprehensive loss or as a component of other comprehensive loss for changes related to instrument-specific credit risk. As a result of electing the fair value option, direct costs and fees related to the convertible promissory notes are expensed as incurred. The convertible promissory notes were converted into shares of the Company’s common stock at the Closing.

Contingent Consideration (Successor)

Contingent Consideration (Successor)

The Company accounts for its contingent consideration as either equity-classified or liability-classified instruments based on an assessment of the Contingent Consideration Shares specific terms (as further defined in Note 6) and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). Based on the appropriate guidance, the Company determined that the Contingent Consideration Shares would be classified as a liability on the condensed consolidated balance sheets and remeasured at each reporting period with changes to fair value recorded to the condensed consolidated statements of operations and comprehensive loss.

Forward Purchase Agreements (Successor)

Forward Purchase Agreements (Successor)

Based on the applicable guidance in ASC 480, ASC 815, ASC 505, Equity (“ASC 505”) and Staff Accounting Bulletin Topic 4.E, Receivables from Sale of Stock (“SAB 4E”), the Company has determined that each of its forward purchase agreements entered in connection with the Merger is a freestanding hybrid financial instrument comprising a subscription receivable and embedded features, which have been bifurcated and accounted for separately as derivative instruments. The Company has recorded the derivatives as liabilities and measured them at fair value with the initial value of the derivative recorded as a loss “on the line” in the Successor’s opening accumulated deficit. On the line describes those transactions triggered by the consummation of the Merger that are not recognized in the consolidated financial statements of the Predecessor or the Successor as they are not directly attributable to either period but instead were contingent on the Merger. Subsequent changes in the bifurcated derivatives are recorded in the condensed consolidated statements of operations and comprehensive loss.

Warrants (Successor)

Warrants (Successor)

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. The assessment considers whether the warrants are freestanding financial instruments and meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own shares of common stock, among other conditions for equity classification. This assessment is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter until settlement. Changes in the estimated fair value of the warrants are recognized in the condensed consolidated statements of operations and comprehensive loss.

Deferred Initial Public Offering Costs and 2022 Definitive Business Combination Agreement and SPAC Transaction Costs

Deferred Initial Public Offering Costs and 2022 Definitive Business Combination Agreement and Merger Costs

Specific incremental legal fees, accounting fees and other fees directly attributable to a proposed or actual offering of securities are deferred and charged against the gross proceeds of the offering or are expensed as incurred. In the event the planned offering does not occur, the deferred offering costs would be expensed. As of January 1, 2021, the Company had $0.8 million of capitalized offering cost. During 2021, the Company incurred additional offering costs of $1.5 million and wrote off $2.0 million of offering costs. As of December 31, 2021, the Company had $0.3 million of capitalized offering costs. During 2022, the Company did not incur any offering costs and wrote-off $0.3 million of offering costs. As of December 31, 2022 capitalized offering costs were $0. During the year ended December 31, 2022, the Company incurred and recorded as selling, general and administrative expenses $3.0 million related to the definitive business combination agreement and Merger. See Note 1, Organization, Description of Business.

Fair Value Option

Fair Value Option

The Company elects to account for its convertible promissory notes, which meet the required criteria, at fair value at inception and at each subsequent reporting date. Subsequent changes in fair value are recorded as a component of non-operating loss in the consolidated statements of operations and comprehensive loss or as a component of other comprehensive loss for changes related to instrument-specific credit risk. As a result of electing the fair value option, direct costs and fees related to the convertible promissory notes are expensed as incurred.

Investments

Investments

The Company’s equity investments are accounted for under the equity method of accounting when the Company can exert significant influence and the Company’s ownership interest does not exceed 50%. The Company initially records equity method investments at cost and adjusts for the appropriate share of investee net earnings or losses.

Convertible Preferred Stock (Predecessor)

Convertible Preferred Stock (Predecessor)

The Company recorded its Predecessor convertible preferred stock at their respective issuance price, less issuance costs on the dates of issuance. The convertible preferred stock is classified outside of permanent equity as temporary equity in the accompanying condensed consolidated balance sheets. Although the convertible preferred stock is not redeemable at the holder’s option, upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, holders of the convertible preferred stock may have the right to receive their liquidation preference to any distribution of the proceeds under the terms of the Company’s amended and restated certificate of incorporation. The Company has not adjusted the carrying values of the convertible preferred stock to the liquidation preferences of such shares since it is uncertain whether or when a redemption event will occur. Subsequent adjustments to increase the carrying values to the redemption values will be made only when it becomes probable that such redemption will occur. As part of the Merger, each share of Old AEON common stock issued with respect to the Old AEON convertible preferred stock was converted into approximately 2.328 shares of common stock and the right to receive a pro-rata portion of the contingent consideration.

Convertible Preferred Stock

The Company records convertible preferred stock at their respective issuance price, less issuance costs on the dates of issuance. The convertible preferred stock is classified outside of permanent equity as temporary equity in the accompanying consolidated balance sheets. Although the convertible preferred stock is not redeemable, upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, holders of the convertible preferred stock may have the right to receive their liquidation preference to any distribution of the proceeds under the terms of the Company’s amended and restated certificate of incorporation. The Company has not adjusted the carrying values of the convertible preferred stock to the liquidation preferences of such shares since it is uncertain whether or when a redemption event will occur. Subsequent adjustments to increase the carrying values to the redemption values will be made only when it becomes probable that such redemption will occur.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Fair value measurements are based on a three-tiered valuation hierarchy, which is classified and disclosed by the Company in one of the three categories as follows:

•	Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
•

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly, or can be corroborated by observable market data for substantially the full term of the asset or liability; and

•	Level 3 — Prices or valuation techniques that require unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Fair value measurements are based on a three-tiered valuation hierarchy, which is classified and disclosed by the Company in one of the three categories as follows:

•	Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
•

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly, or can be corroborated by observable market data for substantially the full term of the asset or liability; and

•	Level 3 — Prices or valuation techniques that require unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Leases

Leases

The Company determines whether a contract is, or contains, a lease at inception. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset during the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at lease commencement based upon the estimated present value of unpaid lease payments over the lease term using the Company’s incremental borrowing rate applicable to the underlying asset unless the implicit rate is readily determinable. The Company determines the lease term as the noncancellable period of the lease, and may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Leases with a term of 12 months or less are not recognized on the balance sheets.

Leases

The Company determines whether a contract is, or contains, a lease at inception. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset during the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at lease commencement based upon the estimated present value of unpaid lease payments over the lease term using the Company’s incremental borrowing rate applicable to the underlying asset unless the implicit rate is readily determinable. The Company determines the lease term as the noncancellable period of the lease, and may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Leases with a term of 12 months or less are not recognized on the balance sheets.

Research and Development Expenses

Research and Development Expenses

Research and development costs are expensed as incurred. Research and development expenses consist primarily of costs associated with clinical studies including clinical trial design, clinical site reimbursement, data management, travel expenses and the cost of products used for clinical trials and internal and external costs associated with the Company’s regulatory compliance and quality assurance functions, including the costs of outside consultants and contractors that assist in the process of submitting and maintaining regulatory filings, and overhead costs. Additionally, research and development expenses include employee compensation, including stock-based compensation, supplies, consulting, prototyping, testing, materials, travel expenses and an allocation of facility overhead expenses. Costs incurred in obtaining technology licenses are charged to research and development expense as acquired in-

process research and development (“IPR&D”) if the technology licensed has not reached technological feasibility and has no alternative future use. The acquired IPR&D recorded at the Closing was recorded “on the line” in the Successor’s opening accumulated deficit.

The Company accrues the expenses for its clinical trial activities performed by third parties, including clinical research organizations and other service providers, based upon estimates of the work completed over the life of the individual study in accordance with associated agreements. The Company determines these estimates through discussion with internal personnel and outside service providers as to progress or stage of completion of trials or services pursuant to contracts with clinical research organizations and other service providers and the agreed-upon fee to be paid for such services. Payments made to outside service providers in advance of the performance of the related services are recorded as prepaid expenses and other current assets until the services are rendered. There have been no material adjustments to the Company’s estimates for clinical trial expenses through December 31, 2022 (Predecessor) and September 30, 2023 (Successor).

Research and Development Expenses

Research and development costs are expensed as incurred. Research and development expenses consist primarily of costs associated with clinical studies including clinical trial design, clinical site reimbursement, data management, travel expenses and the cost of products used for clinical trials and internal and external costs associated with the Company’s regulatory compliance and quality assurance functions, including the costs of outside consultants and contractors that assist in the process of submitting and maintaining regulatory filings, and overhead costs. Additionally, research and development expenses include employee compensation, including stock-based compensation, supplies, consulting, prototyping, testing, materials, travel expenses and an allocation of facility overhead expenses. Costs incurred in obtaining technology licenses are charged to research and development expense as acquired in-process research and development if the technology licensed has not reached technological feasibility and has no alternative future use.

The Company accrues the expenses for its clinical trial activities performed by third parties, including clinical research organizations and other service providers, based upon estimates of the work completed over the life of the individual study in accordance with associated agreements. The Company determines these estimates through discussion with internal personnel and outside service providers as to progress or stage of completion of trials or services pursuant to contracts with clinical research organizations and other service providers and the agreed-upon fee to be paid for such services. Payments made to outside service providers in advance of the performance of the related services are recorded as prepaid expenses and other current assets until the services are rendered. There have been no material adjustments to the Company’s accrued estimates for clinical trial activities through December 31, 2021 and December 31, 2022.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation expense for all share-based awards. The Company accounts for stock-based compensation as measured at grant date, based on the fair value of the award. The Company measures the fair value of awards granted using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including the estimated fair value of common stock, the expected volatility of the Company’s common stock, expected risk-free interest rate, and the option’s expected life. The Company also evaluates the impact of modifications made to the original terms of equity awards when they occur.

The fair value of equity awards that are expected to vest is amortized on a straight-line basis over the requisite service period. Stock-based compensation expense is recognized net of actual forfeitures when they occur, as an increase to additional paid-in capital or noncontrolling interest in the condensed consolidated balance sheets and in selling, general and administrative or research and development expenses in the condensed consolidated statements of operations and comprehensive loss. All stock-based compensation costs are recorded in the condensed consolidated statements of operations and comprehensive loss based upon the underlying employee’s role within the Company.

Stock-Based Compensation

The Company recognizes compensation expense for all share-based awards. The Company accounts for stock-based compensation as measured at grant date, based on the fair value of the award. The Company measures the fair value of awards granted using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including the estimated fair value of common stock, the expected volatility of the Company’s common stock, expected risk-free interest rate, and the option’s expected life. The Company also evaluates the impact of modifications made to the original terms of equity awards when they occur.

The fair value of equity awards that are expected to vest is amortized on a straight-line basis over the requisite service period. Stock-based compensation expense is recognized net of actual forfeitures when they occur, as an increase to additional paid-in capital or noncontrolling interest in the consolidated balance sheets and in selling, general and administrative or research and development expenses in the consolidated statements of operations and comprehensive loss. All stock-based compensation costs are recorded in the consolidated statements of operations and comprehensive loss based upon the underlying employee’s role within the Company.

Noncontrolling Interest

Noncontrolling Interest (Predecessor)

ABP Sub Inc., the Company’s wholly owned subsidiary, grants stock options to certain employees and nonemployee consultants of ABP Sub Inc. The Company accounts for stock-based compensation expense recognized by ABP Sub Inc. as an increase in noncontrolling interest in the accompanying condensed consolidated financial statements. At the Closing, all such shares were either canceled or converted into AEON shares. See Note 11, “Share-based Compensation” for more information.

Noncontrolling Interest

ABP Sub Inc., the Company’s wholly owned subsidiary, grants stock options to certain employees and nonemployee consultants of ABP Sub Inc. The Company accounts for stock-based compensation expense recognized by ABP Sub Inc. as an increase in noncontrolling interest in the accompanying consolidated financial statements. See Note 11, “Share-based Compensation” for more information.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires, among other things, that deferred income taxes be provided for temporary differences between the tax basis of the Company’s assets and liabilities and their financial statement reported amounts. In addition, deferred tax assets are recorded for the future benefit of utilizing net operating losses and research and development credit carryforwards and are measured using the enacted tax rates and laws that will be in effect when such items are expected to reverse. A valuation allowance is provided against deferred tax assets unless it is more likely than not that they will be realized.

The Company records uncertain tax positions on the basis of a two-step process whereby (i) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying condensed consolidated statements of operations and comprehensive loss. Any accrued interest and penalties related to uncertain tax positions will be reflected as a liability in the condensed consolidated balance sheets.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires, among other things, that deferred income taxes be provided for temporary differences between the tax basis of the Company’s assets and liabilities and their financial statement reported amounts. In addition, deferred tax assets are recorded for the future benefit of utilizing net operating losses and research and development credit carryforwards and are measured using the enacted tax rates and laws that will be in effect when such items are expected to reverse. A valuation allowance is provided against deferred tax assets unless it is more likely than not that they will be realized.

The Company records uncertain tax positions on the basis of a two-step process whereby (i) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying consolidated statements of operations and comprehensive loss. Any accrued interest and penalties related to uncertain tax positions will be reflected as a liability in the balance sheet.

Net Loss Per Share Attributable to Common Stockholders

Net Loss Per Share Attributable to Common Stockholders

Prior to the Merger, the Predecessor calculated basic and diluted net loss per share to common stockholders in conformity with the two-class method required for companies with participating securities. The Company considered all series of convertible preferred stock to be participating securities as they participate in any dividends declared by the Company. Under the two-class method, undistributed earnings allocated to these participating stockholders were subtracted from net income in determining net income attributable to common stockholders. Net loss attributable to common stockholders was not allocated to convertible preferred stock as the holders of convertible preferred stock did not have a contractual obligation to share in losses. Subsequent to the Merger, the Company only has one class of shares.

Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period, without consideration for potentially dilutive shares of common stock in Predecessor periods. For Predecessor periods, diluted net loss per share was computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock and potentially dilutive securities outstanding for the period using the “treasury stock,” “if converted” or “two-class” method unless their inclusion would have been anti-dilutive. For purposes of the diluted net loss per share calculation, convertible preferred stock, warrants, convertible notes and common stock options were considered as potentially dilutive securities.

Since the Company was in a loss position for the periods from July 1, 2023 to July 21, 2023 (Predecessor), July 22, 2023 to September 30, 2023 (Successor), January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) and for the three and nine months ended September 30, 2022, basic net loss per share is the same as diluted net loss per share as the inclusion of all potentially dilutive common shares was anti-dilutive.

Basic and diluted net loss per share for the nine months ended September 30, 2022 was calculated as follows (in thousands, except share and per share amounts) (unaudited):

Nine months ended September 30, 2022 (Predecessor)
Net loss available to common stockholders	$(17,993)
Weighted average common shares outstanding, basic and diluted	138,848,177
Net loss per share attributable to common stockholders, basic and diluted	$(0.13)

Basic and diluted net loss per share for the three months ended September 30, 2022 was calculated as follows (in thousands, except share and per share amounts) (unaudited):

Three months ended September 30, 2022 (Predecessor)
Net loss available to common stockholders	$(10,438)
Weighted average common shares outstanding, basic and diluted	138,848,177
Net loss per share attributable to common stockholders, basic and diluted	$(0.08)

Basic and diluted net loss per share for the periods from January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) were calculated as follows (in thousands, except share and per share amounts) (unaudited):

Period from January 1, 2023 to July 21, 2023 (Predecessor)
Net loss available to common stockholders	$(38,017)
Weighted average common shares outstanding, basic and diluted	138,848,177
Net loss per share attributable to common stockholders, basic and diluted	$(0.28)

Period from July 22, 2023 to September 30, 2023 (Successor)
Net income available to common stockholders	$43,875
Weighted average common shares outstanding, basic and diluted	37,159,600
Net income per share attributable to common stockholders, basic and diluted	$1.19

Basic and diluted net loss per share for the periods from July 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) were calculated as follows (in thousands, except share and per share amounts) (unaudited):

Period from July 1, 2023 to July 21, 2023 (Predecessor)
Net loss available to common stockholders	$(5,000)
Weighted average common shares outstanding, basic and diluted	138,848,177
Net loss per share attributable to common stockholders, basic and diluted	$(0.04)

Period from July 22, 2023 to September 30, 2023 (Successor)
Net income available to common stockholders	$43,875
Weighted average common shares outstanding, basic and diluted	37,159,600
Net income per share attributable to common stockholders, basic and diluted	$1.19

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding because such securities have an anti-dilutive impact (unaudited):

	September 30,
	2023	2022
	Successor	Predecessor
Warrants	14,479,999	—
Contingent consideration	16,000,000	—
Contingent founder shares	3,450,000	—
Convertible preferred stock outstanding	—	21,257,708
Convertible preferred stock warrants outstanding	—	342,011
Common stock options and restricted stock units	4,888,537	10,516,525
	38,818,536	32,116,244

Net Loss Per Share Attributable to Common Stockholders

The Company calculates basic and diluted net loss per share to common stockholders in conformity with the two-class method required for companies with participating securities. The Company considers all series of convertible preferred stock to be participating securities as they participate in any dividends declared by the Company. Under the two-class method, undistributed earnings allocated to these participating stockholders are subtracted from net income in determining net income attributable to common stockholders. Net loss attributable to common stockholders is not allocated to convertible preferred stock as the holders of convertible preferred stock do not have a contractual obligation to share in losses.

Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period, without consideration for potentially dilutive shares of common stock. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock and potentially dilutive securities outstanding for the period using the “treasury stock,” “if converted” or “two-class” method if their inclusion would have been anti-dilutive. For purposes of the diluted net loss per share calculation, convertible preferred stock, warrants, convertible notes and common stock options are considered as potentially dilutive securities.

Since the Company was in a loss position for the years ended December 31, 2022 and 2021, basic net loss per share is the same as diluted net loss per share as the inclusion of all potentially dilutive common shares was anti-dilutive.

Basic and diluted net loss per share for the year ended December 31, 2021 was calculated as follows (in thousands, except share and per share amounts):

Year Ended December 31, 2021
Net loss available to AEON common stockholders	$(55,637)
Weighted average common shares outstanding, basic and diluted	126,252,622
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.44)

Basic and diluted net loss per share for the year end December 31, 2022 was calculated as follows (in thousands, except share and per share amounts):

Year Ended December 31, 2022
Net loss available to AEON common stockholders	$(52,556)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.38)

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding because such securities have an anti-dilutive impact:

	December 31,
	2022	2021
Convertible preferred stock outstanding	21,257,708	21,257,708
Convertible preferred stock warrants outstanding	342,011	342,011
Common stock options	9,694,890	10,516,525
	31,294,609	32,116,244

Contingencies

Contingencies

The Company may be, from time to time, a party to various disputes and claims arising from normal business activities. The Company continually assesses litigation to determine if an unfavorable outcome would lead to a probable loss or reasonably possible loss which could be estimated. The Company accrues for all contingencies at the earliest date at which the Company deems it probable that a liability has been incurred and the amount of such liability can be reasonably estimated. If the estimate of a probable loss is a range and no amount within the range is more likely than another, the Company accrues the minimum of the range. In the cases where the Company believes that a reasonably possible loss exists, the Company discloses the facts and circumstances of the litigation, including an estimable range, if possible.

Contingencies

The Company may be, from time to time, a party to various disputes and claims arising from normal business activities. The Company continually assesses litigation to determine if an unfavorable outcome would lead to a probable loss or reasonably possible loss which could be estimated. The Company accrues for all contingencies at the earliest date at which the Company deems it probable that a liability has been incurred and the amount of such liability can be reasonably estimated. If the estimate of a probable loss is a range and no amount within the range is more likely than another, the Company accrues the minimum of the range. In the cases where the Company believes that a reasonably possible loss exists, the Company discloses the facts and circumstances of the litigation, including an estimable range, if possible.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In June 2016, the FASB issued an accounting standards update (ASU 2016-13) that amended the guidance on the measurement of credit losses on financial instruments. The guidance amended the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain financial instruments. In November 2019, the FASB issued an update to the guidance to defer the effective date for all entities except SEC filers that are not smaller reporting companies to fiscal years beginning after December 15, 2022, including interim periods within those years. The Predecessor adopted this standard in the first quarter of 2023. The adoption of this standard did not have an impact on the Company’s condensed consolidated financial statements or related disclosures.

In August 2020, the FASB issued an accounting standards update that simplified the accounting for certain financial instruments with characteristics of liabilities and equity by reducing the number of accounting models for convertible debt and convertible preferred stock instruments. It also amended the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modified how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. The guidance will be effective for the Company for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted for fiscal years beginning after December 15, 2020 but only if the adoption is as of the beginning of a fiscal year. The Predecessor adopted this standard on January 1, 2023. The adoption of this standard did not have an impact on the Company’s condensed consolidated financial statements or related disclosures.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the American Institute of Certified Public Accountants, and the Securities and Exchange Commission (the “SEC”) did not, or are not believed by management to, have a material impact on the Company’s financial position, results of operations or cash flows.

Recently Adopted Accounting Standards

In June 2016, the FASB issued an accounting standards update (ASU 2016-13) that amended the guidance on the measurement of credit losses on financial instruments. The guidance amended the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain financial instruments. In November 2019, the FASB issued an update to the guidance to defer the effective date for all entities except SEC filers that are not smaller reporting companies to fiscal years beginning after December 15, 2022, including interim periods within those years. The Company adopted this standard on January 1, 2023. The adoption of this standard did not have an impact on the Company’s consolidated financial statements or related disclosures.

In August 2020, the FASB issued Accounting Standards Update (ASU 2020-06) that simplified the accounting for certain financial instruments with characteristics of liabilities and equity by reducing the number of accounting models for convertible debt and convertible preferred stock instruments. It also amended the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modified how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. The Company adopted this standard on January 1, 2023. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

New Accounting Standards Not Yet Adopted

New Accounting Standards Not Yet Adopted

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the American Institute of Certified Public Accountants, and the Securities and Exchange Commission (the “SEC”) did not, or are not believed by management to, have a material impact on the Company’s financial position, results of operations or cash flows.